Digital Assets and Digital Asset ETPs - Schedule of Provides a Reconciliation of Digital Assets for Operations and Digital Assets Held (Details) - Coinshares International Limited [Member] - USD ($)
$ in Thousands
		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Crypto Asset, Activity [Line Items]
Beginning balance (at fair value)		$ 4,481,927	$ 2,992,707
Additions	[1]	5,922,415	5,543,986
Dispositions	[2]	(5,689,089)	(6,437,643)
Gains	[3]	68,611	2,434,909
Losses	[3]	(961,455)	(10,008)
Translation of foreign currency denominated holdings		185,658	(42,024)
Ending balance (at fair value)		$ 4,008,067	$ 4,481,927

[1]	Additions represent purchases of, staking rewards earned on, loan redemptions in, and lending book interest received in, digital assets.
[2]	Dispositions represent the sales of, and loans of, digital assets.
[3]	For the years ended December 31, 2025 and 2024, the Group recognized cumulative realized gains from dispositions of digital assets of $127.7 million and $633.4 million, respectively, and cumulative realized losses from dispositions of digital assets of $196.4 million and $6.5 million, respectively.